Consolidated Statements of Temporary Equity and Shareholders’ Equity - USD ($) $ in Thousands		Total	Reclassifications and revisions	Common shares SVS	Common shares MVS	Additional paid-in capital	Additional paid-in capital Reclassifications and revisions	Treasury shares	Treasury shares Reclassifications and revisions	Accumulated other comprehensive loss	Accumulated deficit
Redeemable non-controlling interest, beginning balance at Dec. 31, 2023		$ 120,650
Increase (Decrease) in Temporary Equity [Roll Forward]
Excess carrying value of redeemed NCI over consideration paid in SVS		0
Foreign currency translation gain (loss)		(4,633)
Excess redemption value above carrying value		22,746
Net income (loss)		(6,584)
Redeemable non-controlling interest, ending balance at Dec. 31, 2024		132,179
Common stock, beginning balance (in shares) at Dec. 31, 2023	[1]			639,757,098	93,970,705
Balance, beginning of period at Dec. 31, 2023		1,050,642	$ (488)			$ 2,204,318	$ (1,538)	$ (1,050)	$ 1,050	$ (11,875)	$ (1,140,751)
Changes in stockholders equity
Issuance of shares in connection with acquisitions (in shares)	[1]			12,800,791
Issuance of shares in connection with acquisitions		32,117				32,117
Acquisition escrow shares returned and cancelled (in shares)	[1]			(170,158)
Acquisition escrow shares returned and cancelled		(535)				(535)
Foreign currency translation gain (loss)		(8,205)								(8,205)
Exercise of stock options (in shares)	[1]			75,391
Exercise of stock options		156				156
Issuance of SVS for settlement of RSUs (in shares)	[1],[2]			3,228,557
Issuance of SVS for settlement of PSUs (in shares)	[1],[2]			396,537
Excess redemption value above carrying value		(22,746)				(22,746)
Share-based compensation: equity-classified awards		25,696				25,696
Net Income (Loss)		(215,423)									(215,423)
Common stock, ending balance (in shares) at Dec. 31, 2024	[1]			656,088,216	93,970,705
Balance, end of period at Dec. 31, 2024		861,214				2,237,468		0		(20,080)	(1,356,174)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of SVS to settle non-controlling interest	[1]	(5,418)
Excess carrying value of redeemed NCI over consideration paid in SVS	[1]	(96,696)
Foreign currency translation gain (loss)		8,655
Excess redemption value above carrying value		42,294
Net income (loss)		2,917
Redeemable non-controlling interest, ending balance at Dec. 31, 2025		83,931
Changes in stockholders equity
Extinguishment of convertible notes by issuance of SVS (in shares)	[1]			4,282,596
Extinguishment of convertible notes by issuance of SVS	[1]	16,500				16,500
Issuance of SVS to settle non-controlling interest (in shares)	[1]			6,810,853
Issuance of SVS to settle non-controlling interest	[1]	5,418				5,418
Excess carrying value of redeemed NCI over consideration paid in SVS	[1]	96,696				96,696
Acquisition related contingent equity consideration (in shares)	[1]			621,166
Acquisition related contingent equity consideration		497				497
Acquisition related deferred equity consideration (in shares)	[1]			5,762,718
Acquisition related deferred equity consideration		77				77
Foreign currency translation gain (loss)		18,272								18,272
Exercise of stock options (in shares)	[1]			1,864,272
Exercise of stock options		256				256
Issuance of SVS for settlement of liability (in shares)	[1],[3]			96,052
Issuance of SVS for settlement of liability	[1],[3]	77				77
Issuance of SVS for settlement of RSUs (in shares)	[1],[2]			2,618,222
Issuance of SVS for settlement of PSUs (in shares)	[1],[2]			359,948
Excess redemption value above carrying value		(42,294)				(42,294)
Share-based compensation: equity-classified awards		30,707				30,707
Net Income (Loss)		(231,070)									(231,070)
Common stock, ending balance (in shares) at Dec. 31, 2025	[1]			678,504,043	93,970,705
Balance, end of period at Dec. 31, 2025		$ 756,350				$ 2,345,402		$ 0		$ (1,808)	$ (1,587,244)

[1]	*as defined in Note 1 — Operations of the Company
[2]	**as defined in Note 3 — Significant accounting policies
[3]	(1) The Company issued shares to settle a liability stemming from then-outstanding supply obligations.